TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Shares Reserved) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Temporary Equity, Options Outstanding, Reserved for Future Issuance	11,302,275	13,204,528
Common Stock, Capital Shares Reserved for Future Issuance	208,704	1,548,562
Temporary Equity, Options Available for Future Grant	11,510,979	14,753,090